Fees and Expenses - First Eagle Core Plus Municipal Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Core Plus Municipal Fund
Expense Narrative [Text Block]

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Core Plus Municipal Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the Core Plus Municipal Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 24 and 28, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the Core Plus Municipal Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00*	1.00	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.40	0.40	0.40
Distribution and/or Service (12b-1) Fees	0.25	1.00	None
Other Expenses***	0.60	0.60	0.60
Interest and Related Expenses****	0.19	0.19	0.19
Remainder of Other Expenses	0.41	0.41	0.41
Total Annual Operating Expenses (%)	1.25	2.00	1.00
Fee Waiver and/or Expense Reimbursement**	(0.56)	(0.56)	(0.56)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	0.69	1.44	0.44

*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

**	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C and I so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.50%, 1.25% and 0.25% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C and I will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.50%, 1.25% and 0.25% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

***	“Other Expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.

****	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00*	1.00	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.40	0.40	0.40
Distribution and/or Service (12b-1) Fees	0.25	1.00	None
Other Expenses***	0.60	0.60	0.60
Interest and Related Expenses****	0.19	0.19	0.19
Remainder of Other Expenses	0.41	0.41	0.41
Total Annual Operating Expenses (%)	1.25	2.00	1.00
Fee Waiver and/or Expense Reimbursement**	(0.56)	(0.56)	(0.56)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	0.69	1.44	0.44

*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

**	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C and I so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.50%, 1.25% and 0.25% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C and I will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.50%, 1.25% and 0.25% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

***	“Other Expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.

****	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Core Plus Municipal Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Expense Example, With Redemption [Table]
Share Status	1 Year	3 Years
Class A
Sold or Held	$319	$584
Class C (shares have a one year contingent deferred sales charge)
Sold	$247	$575
Held	$147	$575
Class I
Sold or Held	$45	$264

Expense Example, No Redemption [Table]
Share Status	1 Year	3 Years
Class A
Sold or Held	$319	$584
Class C (shares have a one year contingent deferred sales charge)
Sold	$247	$575
Held	$147	$575
Class I
Sold or Held	$45	$264

Portfolio Turnover [Heading]	Portfolio Turnover Rate
Portfolio Turnover [Text Block]

The Core Plus Municipal Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. There has been no portfolio turnover because the Fund has not commenced operations as of the date of this Prospectus.